Senior Notes and Secured Indebtedness - Details of Notes Payable and Senior Notes (Parenthetical) (Detail)	1 Months Ended						9 Months Ended	12 Months Ended
	Sep. 03, 2009	Feb. 24, 2012	Nov. 08, 2012 Senior Secured Term Loan [Member]	Nov. 22, 2004 7 5/8% Senior Notes due December 15, 2012 [Member]	Mar. 17, 2003 10 3/4% Senior Notes due April 1, 2013 [Member]	Feb. 06, 2004 7 1/2% Senior Notes due February 15, 2014 [Member]	Sep. 30, 2013 Successor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Term Loan [Member]	Dec. 31, 2012 Successor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member]	Dec. 31, 2012 Successor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member]	Dec. 31, 2012 Successor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member]	Dec. 31, 2011 Predecessor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2011 Predecessor [Member] Senior Secured Term Loan [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Sep. 30, 2016						Nov. 15, 2020	Nov. 15, 2020	Jan. 31, 2015	Dec. 15, 2012	Apr. 01, 2013	Feb. 15, 2014	Nov. 15, 2020	Jan. 31, 2015	Dec. 15, 2012	Apr. 01, 2013	Feb. 15, 2014
Debt instrument, interest rate percentage		10.00%	10.25%	7.625%	10.75%	7.50%	8.50%	8.50%		7.625%	10.75%	7.50%	8.50%		7.625%	10.75%	7.50%